Share-Based Payments (Details) - Schedule of Share Option Outstanding - shares		Jun. 30, 2023	Dec. 31, 2022
Schedule of Shares Option Outstanding [Abstract]
Opening balance of shares option		5,428	4,318
Issued during the period/year	[1]		1,110
Ending balance of shares option		5,428	5,428

[1]	Since the grant date is achieved only in the future on the “exit event” while the vesting period commences when awards are issued to employees, the disclosure considers “number of awards issued” in place of “number of awards granted”.